NOTE 6 – LEASES	6 Months Ended	12 Months Ended
	Feb. 29, 2024	Aug. 31, 2023
Leases [Abstract]
NOTE 6 – LEASES

NOTE 6 – LEASES

In September 2023, the Company entered into a one month lease with a third party for an office space in Hong Kong, incurring a monthly rent of $766. The lease was ceased as of November 30, 2023.

On October 21, 2021, the Company signed a lease agreement to lease “the Mt. Kisco Theatre”, a movie theater, for five years plus the free rent period which commences four months from the lease commencement date. The theatre consists of approximately 8,375 square feet, and the total monthly rent is $14,366 for the first two years, and $20,648 for the third year including real estate related taxes and landlord’s insurance.

Total lease expense for the six months ended February 29, 2024 and February 28, 2023 was $104,132 and $142,936, respectively. All leases are on a fixed payment basis. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following is a schedule of maturities of lease liabilities:

Twelve months ending February 28,
2025	$248,168
2026	252,954
2027	236,006
Total future minimum lease payments	737,128
Less: imputed interest	(7,347)
Total	$729,781

AB INTERNATIONAL GROUP CORP.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(Unaudited)

NOTE 6 – LEASES

The Company leased certain office space in Hong Kong from Zestv Studios Limited, a Hong Kong entity 100% owned by the Chief Executive Officer Chiyuan Deng, under operating lease for three years from May 1, 2019 to April 30, 2022 with annual rental of $66,048 (HKD 516,000). On May 1, 2022, the Company signed a new operating lease agreement with Zestv Studios Limited to lease its Hong Kong office premise for two years from May 1, 2022 to April 2024 with annual rental of $66,048 (HKD 516,000). The lease was early terminated as of August 31, 2023.

The Company also leased an office space in Singapore under operating lease from April 13, 2021 to March 31, 2022 with monthly rental of $716 (SGD 974), and an office space at 48 Wall Street, New York, under operating lease for one year from September 1, 2021 to August 31, 2022 with annual rental of $20,400. The Company has renewed the lease of its New York office space for one year from September 1, 2022 to August 31, 2023 with renewed annual rental of $22,440. The lease was not renewed subsequent to the year ended August 31, 2023.

On October 21, 2021, the Company signed a lease agreement to lease “the Mt. Kisco Theatre”, a movie theater, for five years plus the free rent period which commences four months from the lease commencement date. The theatre consists of approximately 8,375 square feet, and the total monthly rent is $14,366 for the first two years, including real estate related taxes and landlord’s insurance.

Total lease expense for the years ended August 31, 2023 and 2022 was $291,319 and $289,411, respectively. All leases are on a fixed payment basis. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following is a schedule of maturities of lease liabilities:

Twelve months ending August 31,
2024	$216,364
2025	250,555
2026	255,412
2027	107,275
Total future minimum lease payments	829,606
Less: imputed interest	(9,950)
Total	$819,656